COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
COMMITMENTS AND CONTINGENCIES
Rental expenses under operating leases	$ 37,733	$ 28,129	$ 16,436
Future minimum lease payments
2016	41,732
2017	38,497
2018	33,735
2019	28,731
2020	22,433
After 2020	59,511
Total	$ 224,639
Contingent liabilities
Income tax on capital gain payable by individual when corporation purchases equity interest from individuals pursuant to PRC individual income tax law (as a percent)	20.00%